RESTRICTED CASH LONG-TERM	3 Months Ended
Dec. 31, 2013
RESTRICTED CASH LONG-TERM
6.	RESTRICTED CASH LONG-TERM

On December 6, 2013, CDEL Hong Kong entered into a loan agreement with Deutsche Bank, AG, Singapore Branch, for a Renminbi 100 million, approximately US$16,519, of term loan facility. The loan facility will be matured in 18 months upon the draw-down of the loan. As a security for the loan, in December 2013, Champion Technology is required to place cash of Renminbi 100 million into an escrow account with Deutsche Bank, AG, Beijing Branch, which is recorded as restricted cash long-term on the balance sheet as of December 31, 2013.